Taxes (Details Narrative)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Applicable Tax	50.00%
US related gross transportation income that tax applies	4.00%
Ownership Income Tax Percentage	50.00%